Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events
Subsequent Events

11. Subsequent Events

        On October 19, 2017, the Company entered into an agreement to sublease one of its facilities. The sublease agreement is estimated to commence on approximately December 1, 2017 and is scheduled to expire on November 15, 2019 (which is 15 days prior to the expiration of the facility lease). The sublessee will pay a base rent of $3.25 per rentable square foot, for a total of $79,950 per month, increasing to $3.35 per rentable square foot, for a total of $82,410 per month as of December 1, 2018. In addition to the base rent, the sublessee will pay the Landlord's operating expenses and property taxes due and payable with respect to the subleased facility.

        On November 3, 2017, the Company entered into a purchase agreement (the "Purchase Agreement") with Lincoln Park Capital Fund, LLC ("Lincoln Park"), pursuant to which Lincoln Park is obligated to purchase, at the Company's request, up to $15,000,000 of the Company's common stock over a 30-month period, subject to certain limitations in the Purchase Agreement. As a fee for Lincoln Park's commitment to purchase such shares, the Company issued 23,584 shares of common stock to Lincoln Park on November 3, 2017. As obligated under a registration rights agreement entered into with Lincoln Park in connection with the Purchase Agreement, the Company filed a registration statement on Form S-1 on November 6, 2017 for up to 248,750 of such shares, which registration statement was declared effective by the SEC on November     , 2018. To the extent more than 248,750 shares of the Company's common stock are issued to Lincoln Park pursuant to the Purchase Agreement, the Company is obligated to file additional registration statements for the resale of such shares.

17. Subsequent Events

2015 Equity Incentive Plan

        In January 2017, the number of shares of common stock authorized for issuance under the 2015 Plan was automatically increased by 29,720 shares, which was ratified by the Company's Board of Directors.

2015 Employee Stock Purchase Plan

        In January 2017, the number of shares of common stock authorized for issuance under the 2015 ESPP was automatically increased by 8,916 shares, which was ratified by the Company's Board of Directors.